Operating expenses - Bonus awards - Actual and Expected (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating expenses
Bonus awards deferred from 2018 and earlier	£ 30	£ 127	£ 86
Bonus awards deferred from 2019	84
Less: forfeiture of amounts deferred from prior years	(11)	(25)	(66)
Income statement charge for amounts deferred from prior years	103	£ 102	£ 20
Within 1 year
Operating expenses
Bonus awards deferred from 2018 and earlier	13
Bonus awards deferred from 2019	12
Bonus awards for 2020 deferred	58
Income statement charge for amounts deferred from prior years	83
More than 12 months
Operating expenses
Bonus awards deferred from 2018 and earlier	7
Bonus awards deferred from 2019	10
Bonus awards for 2020 deferred	19
Income statement charge for amounts deferred from prior years	£ 36